Label	Element	Value
Litman Gregory Masters Alternative Strategies Fund
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Supplement [Text Block]	ck0001020425_SupplementTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters Alternative Strategies Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).